Segment Reporting - Information about Segment Assets and Property, Plant and Equipment by Country (Detail) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total assets		$ 3,222,820	$ 3,222,230
Net Property, Plant and Equipment	[1]	1,665,814	1,687,301
Australia [Member]
Segment Reporting Information [Line Items]
Net Property, Plant and Equipment	[1]	51	626,605
Mexico [Member]
Segment Reporting Information [Line Items]
Net Property, Plant and Equipment	[1]	86,023	603,185
United Arab Emirates [Member]
Segment Reporting Information [Line Items]
Net Property, Plant and Equipment	[1]	180,777	318,822
United States [Member]
Segment Reporting Information [Line Items]
Net Property, Plant and Equipment	[1]	365,146	27,482
Saudi Arabia [Member]
Segment Reporting Information [Line Items]
Net Property, Plant and Equipment	[1]	173,775	22,608
Indonesia [Member]
Segment Reporting Information [Line Items]
Net Property, Plant and Equipment	[1]	677,014	73,213
Brazil [Member]
Segment Reporting Information [Line Items]
Net Property, Plant and Equipment	[1]	177,377	170
Other countries [Member]
Segment Reporting Information [Line Items]
Net Property, Plant and Equipment	[1]	5,651	15,216
Operating Segments [Member] | NCSA [Member]
Segment Reporting Information [Line Items]
Total assets		917,281	719,584
Operating Segments [Member] | EARC [Member]
Segment Reporting Information [Line Items]
Total assets		2,559	8,778
Operating Segments [Member] | MENA [Member]
Segment Reporting Information [Line Items]
Total assets		1,021,850	907,686
Operating Segments [Member] | APAC [Member]
Segment Reporting Information [Line Items]
Total assets		887,289	976,517
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total assets		$ 393,841	$ 609,665

[1]	Our marine vessels are included in the country in which they were located as of year-end.